KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS
February 28, 2023 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Communications - 4.3%
Entertainment Content - 1.0%
Walt Disney Company (The) (a)	1,070	$ 106,583

Internet Media & Services - 1.7%
Alphabet, Inc. - Class A (a)	1,885	169,763

Telecommunications - 1.6%
Iridium Communications, Inc. (a)	2,671	163,919

Consumer Discretionary - 4.0%
Automotive - 2.4%
Bayerische Moteren Werke AG - ADR	4,385	150,888
Proterra, Inc. (a)	21,225	89,145
		240,033
Home & Office Products - 1.6%
Panasonic Holdings Corporation - ADR	18,590	161,919

Consumer Staples - 9.6%
Beverages - 1.3%
PepsiCo, Inc.	730	126,677

Food - 2.4%
Associated British Foods plc - ADR	4,300	103,802
TreeHouse Foods, Inc. (a)	2,955	144,175
		247,977
Household Products - 2.0%
Beiersdorf AG - ADR	4,250	101,277
Unilever plc - ADR	1,956	97,663
		198,940
Retail - Consumer Staples - 3.9%
Kroger Company (The)	3,545	152,931
Target Corporation	525	88,463
Walmart, Inc.	1,085	154,211
		395,605

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Energy - 13.8%
Renewable Energy - 13.8%
Array Technologies, Inc. (a)	13,020	$ 243,995
EnerSys	1,986	180,111
Enphase Energy, Inc. (a)	1,372	288,847
First Solar, Inc. (a)	565	95,564
Shoals Technologies Group, Inc. - Class A (a)	6,015	147,608
SolarEdge Technologies, Inc. (a)	751	238,758
Stem, Inc. (a)	12,820	104,611
Vestas Wind Systems A/S - ADR	10,175	95,950
		1,395,444
Financials - 10.3%
Asset Management - 1.5%
UBS Group AG	7,175	156,272

Banking - 6.2%
Bank of Montreal	1,330	126,031
BNP Paribas S.A. - ADR	6,482	221,879
Citigroup, Inc.	2,025	102,647
ING Groep N.V. - ADR	12,653	176,762
		627,319
Institutional Financial Services - 1.3%
Goldman Sachs Group, Inc. (The)	360	126,594

Insurance - 1.3%
AXA S.A. - ADR	4,110	129,629

Health Care - 8.0%
Biotech & Pharma - 8.0%
AstraZeneca plc - ADR	2,805	182,830
Bristol-Myers Squibb Company	1,805	124,473
Merck & Company, Inc.	975	103,584
Novo Nordisk A/S - ADR	1,500	211,485
Sanofi - ADR	4,045	189,508
		811,880

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Industrials - 23.4%
Commercial Support Services - 1.7%
Heritage-Crystal Clean, Inc. (a)	4,865	$ 175,043

Diversified Industrials - 2.0%
Eaton Corporation plc	1,185	207,292

Electrical Equipment - 12.1%
ABB Ltd. - ADR	3,400	113,220
Carrier Global Corporation	3,460	155,804
ChargePoint Holdings, Inc. (a)	9,597	109,022
Daikin Industrials Ltd. - ADR	10,380	178,017
Preformed Line Products Company	1,987	177,171
Prysmian S.p.A. - ADR	10,360	198,964
Schneider Electric SE - ADR	5,538	177,493
Trimble, Inc. (a)	2,170	112,970
		1,222,661
Engineering & Construction - 1.6%
Quanta Services, Inc.	1,005	162,207

Machinery - 4.0%
AGCO Corporation	980	137,994
CNH Industrial N.V.	8,250	135,877
Deere & Company	315	132,061
		405,932
Transportation Equipment - 2.0%
Blue Bird Corporation (a)	10,070	204,521

Materials - 10.7%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	355	101,523

Construction Materials - 1.7%
CRH plc - ADR	3,730	176,466

Metals & Mining - 6.8%
Fortescue Metals Group Ltd. - ADR	3,475	100,427

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 97.0% (Continued)	Shares	Value
Materials - 10.7% (Continued)
Metals & Mining - 6.8% (Continued)
HeidelbergCement AG - ADR	9,278	$ 127,109
Livent Corporation (a)	7,870	184,552
MP Materials Corporation (a)	4,870	170,450
Newmont Corporation	2,477	108,022
		690,560
Steel - 1.2%
Commercial Metals Company	2,290	118,507

Real Estate - 2.9%
REITs - 2.9%
Gladstone Land Corporation	5,760	101,376
Prologis, Inc.	830	102,422
Weyerhaeuser Company	2,840	88,750
		292,548
Technology - 10.0%
Semiconductors - 3.0%
Analog Devices, Inc.	935	171,545
Infineon Technologies AG - ADR	3,655	129,496
		301,041
Software - 3.2%
Autodesk, Inc. (a)	573	113,849
Microsoft Corporation	864	215,499
		329,348
Technology Hardware - 3.8%
Cisco Systems, Inc.	2,065	99,987
FUJIFILM Holdings Corporation - ADR	2,975	138,219
Murata Manufacturing Company Ltd. - ADR	11,030	147,526
		385,732

Total Common Stocks (Cost $8,725,669)		$ 9,831,935

KARNER BLUE BIODIVERSITY IMPACT FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.9%	Shares	Value
First American Government Obligations Fund - Class X, 4.37% (b) (Cost $194,247)	194,247	$ 194,247

Investments at Value - 98.9% (Cost $8,919,916)		$ 10,026,182

Other Assets in Excess of Liabilities - 1.1%		112,218

Net Assets - 100.0%		$ 10,138,400

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
S.p.A.	- Societa per azioni

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2023.